Average Annual Total Returns		12 Months Ended	34 Months Ended	60 Months Ended	120 Months Ended	153 Months Ended
		Dec. 31, 2025	Dec. 31, 2025 [4]	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Cantor Fitzgerald Equity Dividend Plus Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%		14.42%	14.82%
Cantor Fitzgerald Equity Dividend Plus Fund | Russell 1000 Value (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	15.91%		11.33%	10.53%
Cantor Fitzgerald Equity Dividend Plus Fund | Cantor Fitzgerald Equity Dividend Plus Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		5.11%		0.00% [3]	8.44% [3]
Performance Inception Date		Jul. 31, 2023
Cantor Fitzgerald Equity Dividend Plus Fund | Cantor Fitzgerald Equity Dividend Plus Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		11.77%		10.38%	9.35%
Cantor Fitzgerald Equity Dividend Plus Fund | Cantor Fitzgerald Equity Dividend Plus Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.04%		8.05%	7.48%
Cantor Fitzgerald Equity Dividend Plus Fund | Cantor Fitzgerald Equity Dividend Plus Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.68%		7.91%	7.25%
Cantor Fitzgerald Large Cap Focused Fund | Standard & Poor’s 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%		14.42%	14.82%
Cantor Fitzgerald Large Cap Focused Fund | Cantor Fitzgerald Large Cap Focused Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		13.53%		13.60%	14.77%
Cantor Fitzgerald Large Cap Focused Fund | Cantor Fitzgerald Large Cap Focused Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.32%		10.05%	11.70%
Cantor Fitzgerald Large Cap Focused Fund | Cantor Fitzgerald Large Cap Focused Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.49%		9.89%	11.25%
Cantor Fitzgerald Large Cap Focused Fund | Cantor Fitzgerald Large Cap Focused Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		20.83%		15.28%		15.82%
Performance Inception Date		Apr. 01, 2013
Cantor Fitzgerald Large Cap Focused Fund | Cantor Fitzgerald Large Cap Focused Fund Class R6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		20.91%		15.37%		15.88%
Performance Inception Date		Apr. 01, 2013
Cantor Fitzgerald International Equity Fund | MSCI ACWI ex USA Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		32.38%	19.07%
Cantor Fitzgerald International Equity Fund | Cantor Fitzgerald International Equity Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		25.69%	18.01%
Performance Inception Date		Dec. 15, 2023
Cantor Fitzgerald International Equity Fund | Cantor Fitzgerald International Equity Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		25.54%	17.72%
Cantor Fitzgerald International Equity Fund | Cantor Fitzgerald International Equity Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.31%	13.95%
Cantor Fitzgerald International Equity Fund | Cantor Fitzgerald International Equity Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		33.79%	21.79%
Cantor Fitzgerald International Equity Fund | Cantor Fitzgerald International Equity Fund Class F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		34.01%	22.04%
Cantor Fitzgerald High Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	7.30%		(0.36%)	2.01%
Cantor Fitzgerald High Income Fund | Bloomberg US Corporate High Yield Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	8.62%		4.51%	6.53%
Cantor Fitzgerald High Income Fund | Cantor Fitzgerald High Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		2.60%		2.97%	3.86%
Cantor Fitzgerald High Income Fund | Cantor Fitzgerald High Income Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		7.08%		4.04%	4.51%
Cantor Fitzgerald High Income Fund | Cantor Fitzgerald High Income Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.65%		1.96%	2.58%
Cantor Fitzgerald High Income Fund | Cantor Fitzgerald High Income Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.14%		2.16%	2.60%
Cantor Fitzgerald Equity Opportunity Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	17.88%		14.42%	14.82%
Cantor Fitzgerald Equity Opportunity Fund | MSCI USA Mid Cap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.14%		11.86%	11.03%
Cantor Fitzgerald Equity Opportunity Fund | Cantor Fitzgerald Equity Opportunity Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		11.19%		7.01%	8.34%
Cantor Fitzgerald Equity Opportunity Fund | Cantor Fitzgerald Equity Opportunity Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		16.44%		8.26%	9.14%
Cantor Fitzgerald Equity Opportunity Fund | Cantor Fitzgerald Equity Opportunity Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.17%		5.06%	6.72%
Cantor Fitzgerald Equity Opportunity Fund | Cantor Fitzgerald Equity Opportunity Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.68%		5.81%	6.80%

[1]	Standard & Poor’s 500® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global. All rights reserved. The primary index was changed from Russell 1000 Value Index to the S&P 500 Index because the latter is a broader-based market index. The Russell 1000 Value Index is now used as a secondary benchmark, because the Advisor believes it represents the portion of the market in which the Fund invests.
[2]	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
[3]	Class A commenced on July 31, 2023.
[4]	Class A commenced on December 15, 2023.
[5]	Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). The primary index was changed from Bloomberg US Corporate High Yield Total Return Index Value Unhedged to the Bloomberg U.S. Aggregate Bond Index because the latter is a broader-based market index. The Bloomberg US Corporate High Yield Total Return Index Value Unhedged is now used as a secondary benchmark, because the Advisor believes it represents the portion of the market in which the Fund invests.
[6]	Standard & Poor’s 500® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global. All rights reserved. The MSCI USA Mid Cap Index is used as a secondary benchmark because the Advisor believes it represents the portion of the market in which the Fund invests.